Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	$ 133,490	$ 128,715
Gross amounts offset on the consolidated balance sheet	(2,816)	(3,319)
Net amounts	130,674	125,396
Financial instruments	(21,777)	(21,787)
Securities collateral received	(98,836)	(91,271)
Net amounts	10,061	12,338
Amounts not subject to enforecable netting agreements	6,510	2,682
Net amounts presented on the consolidated balance sheet	137,184	128,078
Gross amounts of recognized financial liabilities	156,287	136,818
Gross amounts offset on the consolidated balance sheet	(2,816)	(3,319)
Net amounts	153,471	133,499
Financial instruments	(21,777)	(21,787)
Securities collateral pledged	(122,379)	(101,194)
Net amounts	9,315	10,518
Amounts not subject to enforecable netting agreements	5,333	2,990
Net amounts presented on the consolidated balance sheet	158,804	136,489
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	35,361	38,349
Gross amounts offset on the consolidated balance sheet	(40)	(49)
Net amounts	35,321	38,300
Financial instruments	(21,777)	(21,787)
Securities collateral pledged	(7,842)	(7,367)
Net amounts	5,702	9,146
Amounts not subject to enforecable netting agreements	5,333	2,990
Net amounts presented on the consolidated balance sheet	40,654	41,290
Cash collateral on securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	7,997	8,081
Net amounts	7,997	8,081
Securities collateral pledged	(5,169)	(7,182)
Net amounts	2,828	899
Net amounts presented on the consolidated balance sheet	7,997	8,081
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	112,929	90,388
Gross amounts offset on the consolidated balance sheet	(2,776)	(3,270)
Net amounts	110,153	87,118
Securities collateral pledged	(109,368)	(86,645)
Net amounts	785	473
Net amounts presented on the consolidated balance sheet	110,153	87,118
Derivative assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	29,965	30,610
Gross amounts offset on the consolidated balance sheet	(40)	(49)
Net amounts	29,925	30,561
Financial instruments	(21,777)	(21,787)
Securities collateral received	(4,394)	(2,184)
Net amounts	3,754	6,590
Amounts not subject to enforecable netting agreements	6,510	2,682
Net amounts presented on the consolidated balance sheet	36,435	33,243
Cash collateral securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	17,028	14,651
Net amounts	17,028	14,651
Securities collateral received	(14,432)	(13,236)
Net amounts	2,596	1,415
Net amounts presented on the consolidated balance sheet	17,028	14,651
Securities purchased under resale agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial instruments	86,497	83,454
Gross amounts offset on the consolidated balance sheet	(2,776)	(3,270)
Net amounts	83,721	80,184
Securities collateral received	(80,010)	(75,851)
Net amounts	3,711	4,333
Net amounts presented on the consolidated balance sheet	$ 83,721	$ 80,184